Angel Oak Mortgage Trust 2022-5 ABS-15G

Exhibit 99.18

Seller	Loan ID	Seller Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID
xxxx	2022050548	Closed	xxxx	XXX	Resolved	1 - Information	Compliance	Closing	Note Does Not Indicate a Prepayment Penalty but CD Indicates a Prepayment Penalty	Resolved-File up to date - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX
Open-Note Does Not Indicate a Prepayment Penalty but CD Indicates a Prepayment Penalty
											Prepayment Addendum not in file at time of review. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-03/24/2022	Resolved-File up to date - Due Diligence Vendor-03/24/2022	XXX (Signed) Prepayment Addendum to Note and Prepayment Rider to Mortgage.pdf			XX	Investment	Purchase	NA	XXX
xxxx	2022050548	Closed	xxxx	XXX	Resolved	1 - Information	Credit	Assets	Asset 2 Expired	Resolved-Client provided #XXX statement showing within expiring date - Due Diligence Vendor-03/03/2022
Resolved-Asset 2 Not Expired Or Not Applicable - Due Diligence Vendor-03/03/2022
Ready for Review-Document Uploaded. if you are speaking of the money market acct# XXX we hve 2 statement in file one dated  09/30/2021 and 12/31/2021 and the one dated 12/31/2021 is not expired the loan closed 01/31/2022. Docs are not expired until after 120 days. Pls advise - Seller-03/03/2022
											Open-Asset 2 Expired Money Market statement expired 9/30/2021. Need an updated statement pulled prior to closing date. - Due Diligence Vendor-02/22/2022	Ready for Review-Document Uploaded. if you are speaking of the money market acct acct #XXX we hve 2 statement in file one dated 09/30/2021 and 12/31/2021 and the one dated 12/31/2021 is not expired the loan closed 01/31/2022. Docs are not expired until after 120 days. Pls advise - Seller-03/03/2022	Resolved-Client provided #XXX statement showing within expiring date - Due Diligence Vendor-03/03/2022 Resolved-Asset 2 Not Expired Or Not Applicable - Due Diligence Vendor-03/03/2022	XXX dated 12-31-2021.pdf			XX	Investment	Purchase	NA	XXX
xxxx	2022050549	Closed	xxxx	XXX	Resolved	2 - Non-Material	Compliance	Points & Fees	Reimbursement Amount Validation Test	Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This fail is the result of fees on the Loan Estimate being rounded and the Closing Disclosure using the full fees, including dollars and cents. The amount is less than $1 and is allowable after applying the Lender's Credit to Cure the charges that Cannot Increase. The finding is rescinded - Due Diligence Vendor-02/23/2022

											Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-02/23/2022		Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This fail is the result of fees on the Loan Estimate being rounded and the Closing Disclosure using the full fees, including dollars and cents. The amount is less than $1 and is allowable after applying the Lender's Credit to Cure the charges that Cannot Increase. The finding is rescinded - Due Diligence Vendor-02/23/2022				XX	Primary Residence	Refinance	Cash Out - Other	XXX
xxxx	2022050549	Closed	xxxx	XXX	Resolved	1 - Information	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. This fail is the result of fees on the Loan Estimate being rounded and the Closing Disclosure using the full fees, including dollars and cents. The amount is less than $1 and is allowable after applying the Lender's Credit to Cure the charges that Cannot Increase. The finding is rescinded - Due Diligence Vendor-02/23/2022

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-02/23/2022	Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. This fail is the result of fees on the Loan Estimate being rounded and the Closing Disclosure using the full fees, including dollars and cents. The amount is less than $1 and is allowable after applying the Lender's Credit to Cure the charges that Cannot Increase. The finding is rescinded - Due Diligence Vendor-02/23/2022
																	XX	Primary Residence	Refinance	Cash Out - Other	XXX
xxxx	2022050549	Closed	xxxx	XXX	Resolved	2 - Non-Material	Compliance	TRID	Charges That Cannot Increase Test	Cured-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Cured by Lender's Credit of $XXX - Due Diligence Vendor-02/23/2022
											Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-02/23/2022		Cured-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Cured by Lender's Credit of $XXX - Due Diligence Vendor-02/23/2022				XX	Primary Residence	Refinance	Cash Out - Other	XXX
xxxx	2022050707	Closed	xxxx	XXX	Resolved	1 - Information	Compliance	Closing	Loan Originator NMLS Status is Not Active	Resolved-Loan Originator NMLS Status is Active - Due Diligence Vendor-04/11/2022

Ready for Review-Document Uploaded. Pls see info on page 2 of the attached; its active 10/12/2021 - Present and authorized to do business.  - Seller-04/11/2022

											Open-Loan Originator NMLS Status is Not Active NMLS on p202 and website show LO renewed through 2021, the Note shows closing date of 3-8-22. - Due Diligence Vendor-04/07/2022	Ready for Review-Document Uploaded. Pls see info on page 2 of the attached; its active 10/12/2021 - Present and authorized to do business. - Seller-04/11/2022	Resolved-Loan Originator NMLS Status is Active - Due Diligence Vendor-04/11/2022	XXX NMLS Info--see page 2.pdf			XX	Primary Residence	Purchase	NA	XXX
xxxx	2022050705	Closed	xxxx	XXX	Cured	2 - Non-Material	Compliance	TRID	Charges That Cannot Increase Test	Cured-A $3 lender's credit has been provided in the revised final disclosure attached to cure the fee charge that cannot increase. See uploaded check to the borrower and revised final closing disclosure attached. - Due Diligence Vendor-04/18/2022

Ready for Review-Document Uploaded.  - Seller-04/18/2022

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Credit report fee changed from $48 to $51. No lender credit or COC to cure. Please provide. - Due Diligence Vendor-04/07/2022

											Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-04/05/2022	Ready for Review-Document Uploaded. - Seller-04/18/2022	Cured-A $XXX lender's credit has been provided in the revised final disclosure attached to cure the fee charge that cannot increase. See uploaded check to the borrower and revised final closing disclosure attached. - Due Diligence Vendor-04/18/2022	XXX Copy of Refund Check to Bwrs.pdf 802202179334 XXX FedEx Label for Refund to Bwrs, Refund LOX and PCCD.pdf			XX	Primary Residence	Purchase	NA	XXX
xxxx	2022050719	Closed	xxxx	XXX	Resolved	1 - Information	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved- - Due Diligence Vendor-05/26/2022

Rescinded- - Due Diligence Vendor-04/07/2022

Resolved-The Initial 1003 is Present - Due Diligence Vendor-04/06/2022

											Open-The Initial 1003 is Missing - Due Diligence Vendor-04/05/2022		Resolved- - Due Diligence Vendor-05/26/2022 Resolved-The Initial 1003 is Present - Due Diligence Vendor-04/06/2022				XX	Investment	Refinance	No Cash Out - Borrower Initiated	XXX
xxxx	2022050709	Closed	xxxx	XXX	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than Required Coverage Amount of $XXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'Yes') - Due Diligence Vendor-04/13/2022
Ready for Review-Document Uploaded. I have confirmed w/ HOI Company that the Bwr has 100% Replacement Cost. Also, as Prev stated it is listed on the the policy as well on page 294 - Seller-04/13/2022
Ready for Review-Pls see page 294 as it states Replacement costs for dwelling  - Seller-04/12/2022
Open-Hazard Insurance Coverage Amount of $XXX is less than Required Coverage Amount of XXX and Guaranteed Replacement Coverage indicator is 'N/A' - Due Diligence Vendor-04/06/2022	Ready for Review-Document Uploaded. I have confirmed w/ HOI Company that the Bwr has 100% Replacement Cost. Also, as Prev stated it is listed on the the policy as well on page 294 - Seller-04/13/2022

 Ready for Review-Pls see page 294 as it states Replacement costs for dwelling  - Seller-04/12/2022
													Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than Required Coverage Amount of $XXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'Yes') - Due Diligence Vendor-04/13/2022	XXX Attestation Letter.pdf			XX	Investment	Refinance	Cash Out - Other	XXX
xxxx	2022050709	Closed	xxxx	XXX	Resolved	1 - Information	Credit	Missing Doc	Business Purpose Affidavit is Missing	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-04/13/2022

Ready for Review-Document Uploaded.  - Seller-04/12/2022

											Open-The 1008 Page Loan Type is 'DSCR' but the Business Purpose Affidavit Disclosure Indicator is 'Missing'. Business Purpose Affidavit is required for a DSCR loan. - Due Diligence Vendor-04/05/2022	Ready for Review-Document Uploaded. - Seller-04/12/2022	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-04/13/2022	XXX Business Purpose Affidavit.pdf			XX	Investment	Refinance	Cash Out - Other	XXX
xxxx	2022050709	Closed	xxxx	XXX	Resolved	1 - Information	Credit	Insurance	Flood Insurance Effective Date is after the Note Date	Resolved-Flood Insurance Effective Date of XXX is prior to or equal to the Note Date of XXX Or Flood Insurance Effective Date Is Not Provided - Due Diligence Vendor-04/13/2022
Open- - Due Diligence Vendor-04/13/2022
Ready for Review-Document Uploaded. Pls note I have attached the Bwr Previous Flood Policy for the Bwr which is dated 03/05/2021-03/05/2022. Which proves Bwr had coverage at the time of closing - Seller-04/13/2022
Open-Flood Insurance Effective Date of XXX is after the Note Date of 03-04-2022 - Due Diligence Vendor-04/05/2022	Ready for Review-Document Uploaded. Pls note I have attached the Bwr Previous Flood Policy for the Bwr which is dated 03/05/2021-03/05/2022. Which proves Bwr had coverage at the time of closing - Seller-04/13/2022
													Resolved-Flood Insurance Effective Date of 03-05-2021 is prior to or equal to the Note Date of XXX Or Flood Insurance Effective Date Is Not Provided - Due Diligence Vendor-04/13/2022	XXX Prev Flood Policy 03-05-2021-03-05-2022.pdf			XX	Investment	Refinance	Cash Out - Other	XXX
xxxx	2022050715	Closed	xxxx	XXX	Resolved	1 - Information	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-File updated - Due Diligence Vendor-04/13/2022

Ready for Review-Document Uploaded.  - Seller-04/13/2022

											Open-Income calculation worksheet not in file at time of review. - Due Diligence Vendor-04/08/2022	Ready for Review-Document Uploaded. - Seller-04/13/2022	Resolved-File updated - Due Diligence Vendor-04/13/2022	XXX Income Worksheet.pdf			XX	Primary Residence	Purchase	NA	XXX
xxxx	2022050703	Closed	xxxx	XXX	Resolved	1 - Information	Credit	Credit	Deficient self-employment income documentation.	Resolved-Client provided bank statements. Finding resolved. - Due Diligence Vendor-04/27/2022
Open-There are a number of Bremer Bank statements for account #XXX missing.  A Finding has been entered for those statements to be provided. Please provide the missing statements identified below so they can be verified against the Angel Oak Quick Calc on p XXX.
1/11/22 – p XXX – $XXX;
December 2021 – Missing;
11/11/21 – p XXX – $XXX doesn’t match the deposit list;
10/11/21 – p XXX - $XXX;
9/11/21 – p XXX - $XXX;
8/11/21 – p XXX - $XXX;
7/11/21 – p XXX - $XXX;
6/11/21 – p XXX - $XXX;
5/11/21 – p XXX - $XXX;
4/11/21 – p XXX - $XXX;
3/11/21 – p XXX - $XXX;
2/11/21 – p XXX - $XXX;
1/11/21 – pXXX - $XXX;
12/11/20 – p XX – $XXX;
November 2020 – Missing;
October 2020 – Missing;
September 2020 – Missing;
August 2020 – Missing;
July 2020 – Missing;
June 2020 – Missing;
May 2020 – Missing;
April 2020 – Missing;
March 2020 – Missing;
February 2020 – Missing.
											- Due Diligence Vendor-XXXX		Resolved-Client provided bank statements. Finding resolved. - Due Diligence Vendor-04/27/2022				XX	Primary Residence	Purchase	NA	XXX
xxxx	2022050703	Closed	xxxx	XXX	Resolved	1 - Information	Credit	Income/Employment	Borrower 1 Personal Bank Statements Less Than 24 Months Provided	Resolved-Client provided bank statements. Finding Resolved. - Due Diligence Vendor-04/27/2022
Ready for Review-Document Uploaded.  - Seller-04/27/2022
Open-There are a number of Bremer Bank statements for account #XXX missing. A Finding has been entered for those statements to be provided. Please provide the missing statements identified below so they can be verified against the Angel Oak Quick Calc on p XXX. 1/11/22 – p XXX – $XXX; December 2021 – Missing; 11/11/21 – pXXX – $7264 doesn’t match the deposit list; 10/11/21 – p XXX - $XXX; 9/11/21 – p XXX0 - $XXX; 8/11/21 – p XXX - $XXX; 7/11/21 – p XXX - $XXX; 6/11/21 – p XXX - $XXX; 5/11/21 – p XXX - $5XXX 4/11/21 – p XXX- $XXX; 3/11/21 – p XXX - $XXX; 2/11/21 – p XXX- $XXX; 1/11/21 – p XXX- $XXX; 12/11/20 – p XXX – $XXX; November 2020 – Missing; October 2020 – Missing; September 2020 – Missing; August 2020 – Missing; July 2020 – Missing; June 2020 – Missing; May 2020 – Missing; April 2020 – Missing; March 2020 – Missing; February 2020 – Missing. - Due Diligence Vendor-04/06/2022
											Open-Borrower 1 Personal Bank Statements Less Than 24 Months Provided Loan program is 24month Bank statement. Borrower Provided only 12 month bank statement. we need another 12month bank statement from Jan 2020 to Jan 2021 and Dec 2021 bank statements are missing. Provide bank statement to verify income. stated with current income - Due Diligence Vendor-04/06/2022	Ready for Review-Document Uploaded. - Seller-04/27/2022	Resolved-Client provided bank statements. Finding Resolved. - Due Diligence Vendor-04/27/2022	xxxx			XX	Primary Residence	Purchase	NA	XXX
xxxx	2022050778		Closed	xxxx	XXX	Waived	2 - Non-Material	Credit	Credit	Deficient Income Documentation	Waived-Evidence of 2yrs history of income receipt not verified. Actual Verified is 22months - Due Diligence Vendor-05/04/2022		Waived-Evidence of 2yrs history of income receipt not verified. Actual Verified is 22months - Due Diligence Vendor-05/04/2022			No derogatory Credit since 2018, Reserve is over 90 months post close, Program Min is 6months, Residual Income is >$XXX	XX	Primary Residence	Purchase	NA	XXX